INTANGIBLE ASSETS (Tables)	6 Months Ended
Jun. 30, 2022
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Cost	$3,575	$3,332
Accumulated amortization	(729)	(645)
Total	$2,846	$2,687
The following table presents the change in the cost balance of intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2022	For the 12 month period ended December 31, 2021
Cost at beginning of the period	$3,332	$3,527
Additions, net of disposals	41	38
Non cash additions	—	5
Foreign currency translation	202	(238)
Ending Balance	$3,575	$3,332
The following table presents the accumulated amortization for our company’s intangible assets:

US$ MILLIONS	For the six-month period ended June 30, 2022	For the 12 month period ended December 31, 2021
Accumulated amortization at beginning of the period	$(645)	$(579)
Amortization	(51)	(108)
Foreign currency translation	(33)	42
Ending Balance	$(729)	$(645)

Disclosure of detailed information about intangible assets
Intangible assets are allocated to the following cash generating units:

	As of
US$ MILLIONS	June 30, 2022	December 31, 2021
Brazilian regulated gas transmission operation	$2,812	$2,645
U.K. regulated distribution operation	34	42
Total	$2,846	$2,687